Vanguard International Dividend Growth Fund Expense Example - Investor Prospectus [Member] - Vanguard International Dividend Growth Fund - Investor Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	$ 665